Financial Statements - Statements of recognized income and expenses - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated statements of recognized income and expenses
Profit	€ 4,762	€ 4,693	€ 3,328
OTHER RECOGNIZED INCOME (EXPENSES)	(4,467)	(3,022)	(4,280)
Items that will not be reclassified to profit or loss	(91)	(240)	(74)
Actuarial gains and losses from defined benefit pension plans	(96)	(303)	(135)
Non-current assests available for sale	0	0	0
Entities under equity method of accunting	0	0	8
Income tax related to items not subject to reclassification to income statement	5	63	53
Items that may be reclassified to profit or loss	(4,376)	(2,782)	(4,206)
Hedge of net investments in foreign operations [effective portion]	80	166	88
Hedge of net investments in foreign operations [effective portion] - Valuation gains or losses taken to equity	112	166	88
Hedge of net investments in foreign operations [effective portion] - Transferred to profit or loss	0	0	0
Hedge of net investments in foreign operations [effective portion] - Other reclassifications	(32)	0	0
Foreign currency translation	(5,110)	(2,167)	(2,911)
Foreign currency translation - Valuation gains or losses taken to equity	(5,119)	(2,120)	(3,154)
Foreign currency translation - Transferred to profit or loss	(22)	(47)	243
Foreign currency translation - Other reclassifications	31	0	0
Cash Flow Hedges [effective portion]	(67)	80	4
Cash Flow Hedges [effective portion] - Valuation gains or losses taken to equity	(122)	134	47
Cash Flow Hedges [effective portion] - Transferred to profit or loss	55	(54)	(43)
Cash Flow Hedges [effective portion] - Transferred to initial carrying amout of hedged items	0	0	0
Cash Flow Hedges [effective portion] - Other reclassifications	0	0	0
Financial assets available for sale	719	(694)	(3,196)
Available-for-sale financial assests - Valuation gains or losses taken to equity	384	438	(1,341)
Available-for-sale financial assests - Transferred to profit or loss	347	(1,248)	(1,855)
Available-for-sale financial assests - Other reclassifications	(12)	116	0
Non-current assets held for sale	(20)	0	0
Non-current assets held for sale - Valuation gains or losses taken to equity	0	0	0
Non-current assets held for sale - Transferred to profit or loss	0	0	0
Non-current assets held for sale - Other reclassifications	(20)	0	0
Share of other recognised income and expense of investments in subsidaries, joint ventures and associates	(13)	(89)	861
Income Tax	35	(78)	948
TOTAL RECOGNIZED INCOME/EXPENSES	295	1,671	(952)
Attributable to minority interest [non-controlling interests]	110	305	(594)
Attributable to the parent company	€ 185	€ 1,366	€ (358)